Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
LEASES

10. LEASES

The Company’s operating leases consist of leases for office space. The Company is the lessee under the terms of the operating leases. For the six months ended June 30, 2026 and 2025, the operating lease cost was $10,139 and $21,695, respectively.

The Company’s operating leases have remaining lease terms of approximately 4 months as of June 30, 2026, and 10 months as of December 31, 2025, respectively. As of June 30, 2026, the weighted average remaining lease term and weighted average discount rate were 0.33 years and 4.22%, respectively.

As of June 30, 2026 and December 31, 2025, the Company stated the following amounts in the Company’s consolidated balance sheets:

	June 30, 2026	December 31, 2025
Assets
Right-of-use assets	$6,681	$8,470
Total	6,681	8,470

Liabilities
Operating lease liabilities, current	5,002	6,764
Total lease liabilities	$5,002	$6,764

Supplemental disclosure related to operating leases were as follows:

	June 30, 2026	June 30, 2025
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$10,139	$19,187

Maturities of lease liabilities were as follows:

As of June 30, 2026	Operating Lease
From July 1, 2026, to June 30, 2027	$5,037
Less: amounts representing interest	(35)
Present Value of future minimum lease payments	5,002
Less: Current obligations	(5,002)
Long term obligations	$—

The Company also leased office and car park space under various short-term operating leases with the duration of less than 12 months in Taiwan. The short term leases cost was $1,273 and $1,243 for the six months ended June 30, 2026 and 2025, respectively.